UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
                               FORM 13F COVER PAGE

Report for the Calendar Year of Quarter Ended:         March 31, 2003

Check here if Amendment [ ] ; Amendment Number:
This Amendment (Check only one.):         [ ]  is a restatement
                                          [ ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     PITCAIRN TRUST COMPANY
Address:  165 Township Line Road, Suite 3000
          Jenkintown, PA  19046

13F File Number:  028-01980-02

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Lawrence R. Bardfeld
Title:    Chief Legal Counsel
Phone:    215-881-6116

Signature, Place and Date of Signing:

/s/ Lawrence R. Bardfeld
------------------------
Lawrence R. Bardfeld          Jenkintown, Pennsylvania      May 7, 2003

Report Type (Check only one):

[ ]  13F HOLDINGS REPORT
[X]  13F NOTICE
[ ]  13F COMBINATION REPORT

List of Other Managers Reporting for this Manager:

Form 13F File Number          Name
--------------------          ----
028-00460                     Pitcairn Company
028-01980                     Pitcairn Group L.P.

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.